Segmental and Geographical Information - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Segment Customer	Dec. 31, 2020 USD ($) Customer		Dec. 31, 2019 USD ($) Customer
Disclosure Of Operating Segments [Line Items]
Number of reportable operating segments | Segment	3
Number of operating segments | Segment	0
Concentration risk, number of customers accounted for more than 10% of revenue | Customer	0	0		0
Percentage of concentration risk	10.00%
Revenue	$ 2,256,608,000	$ 1,673,922,000	[1]	$ 1,021,037,000	[1]
Non-current assets excluding deferred tax assets	1,701,500,000	1,616,315,000
Demand Basis
Disclosure Of Operating Segments [Line Items]
Revenue	2,256,608,000	1,673,922,000		1,021,037,000
Supply Basis
Disclosure Of Operating Segments [Line Items]
Revenue	2,256,608,000	1,673,922,000		1,021,037,000
Cayman Islands
Disclosure Of Operating Segments [Line Items]
Non-current assets excluding deferred tax assets
Cayman Islands | Demand Basis
Disclosure Of Operating Segments [Line Items]
Revenue	81,000	37,000		16,000
Cayman Islands | Supply Basis
Disclosure Of Operating Segments [Line Items]
Revenue

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.